Events After the Reporting Period - Additional Information (Detail) - EUR (€) € in Millions	Jan. 13, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Treasury shares		€ 1,400
Major treasury share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchased during the period value authorized	€ 150
Share repurchase value to meet obligation	€ 40
Proportion of voting rights held by shareholders	18.40%
Treasury shares	€ 20
Aegon Ltd. [member] | Major treasury share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchased during the period value authorized	150
Share repurchase value to meet obligation	€ 40
Proportion of voting rights held by shareholders	18.40%
Treasury shares	€ 20